WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 39.7%
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.3%
Altice France SA, Senior Secured Notes	5.500%	1/15/28	2,250,000	$1,989,214	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	200,000	172,250	(a)
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	80,000	71,523

Total Diversified Telecommunication Services				2,232,987

Entertainment - 0.6%
Magallanes Inc., Senior Notes	5.141%	3/15/52	2,600,000	2,292,991	(a)
Magallanes Inc., Senior Notes	5.391%	3/15/62	3,240,000	2,865,278	(a)

Total Entertainment				5,158,269

Media - 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	70,000	62,345	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	110,000	97,408	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	1,480,000	1,281,732
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	1,130,000	936,227	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	2,270,000	2,196,071
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	240,000	239,166
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	730,000	670,072
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	270,000	197,308
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	110,000	91,004
DISH DBS Corp., Senior Notes	5.125%	6/1/29	420,000	275,100
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	240,000	208,050	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	30,000	24,394	(a)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	1

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	190,000	$205,924
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	550,000	523,515	(a)

Total Media				7,008,316

Wireless Telecommunication Services - 0.9%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	960,000	929,381	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	1,590,000	1,288,862	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	1,120,000	955,046	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,220,000	1,039,995	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	250,000	324,194
Sprint Corp., Senior Notes	7.625%	2/15/25	300,000	320,602
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	160,000	149,374
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	500,000	448,145
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	30,000	28,057
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	370,000	328,010
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	630,000	583,484
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	410,000	371,534	(a)

Total Wireless Telecommunication Services				6,766,684

TOTAL COMMUNICATION SERVICES				21,166,256

CONSUMER DISCRETIONARY - 4.7%
Automobiles - 1.1%
Ford Motor Co., Senior Notes	3.250%	2/12/32	130,000	108,744
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	300,000	286,635
Ford Motor Credit Co. LLC, Senior Notes	4.389%	1/8/26	220,000	214,465
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	200,000	182,000
Ford Motor Credit Co. LLC, Senior Notes	4.271%	1/9/27	1,120,000	1,074,847
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	1,510,000	1,486,044
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	200,000	168,393
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	420,000	408,910
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	1,180,000	1,003,566
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	1,920,000	1,803,603	(a)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	2,170,000	1,971,582	(a)

Total Automobiles				8,708,789

See Notes to Schedule of Investments.

2	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Consumer Services - 0.2%
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	450,000	$458,039	(a)
Wesleyan University, Senior Notes	4.781%	7/1/2116	690,000	646,502

Total Diversified Consumer Services				1,104,541

Hotels, Restaurants & Leisure - 1.6%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	280,000	259,367	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	280,000	255,462	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	2,940,000	2,364,863	(a)
Carnival Corp., Senior Notes	10.500%	6/1/30	2,630,000	2,346,628	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	300,000	300,750	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	190,000	191,335	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	1,470,000	1,428,537
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	130,000	121,961
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	650,000	515,098	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	2,000,000	1,555,070	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	1,730,000	1,635,698
Sands China Ltd., Senior Notes	2.550%	3/8/27	620,000	516,444	(a)
Sands China Ltd., Senior Notes	3.100%	3/8/29	630,000	501,694	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	670,000	595,613	(a)

Total Hotels, Restaurants & Leisure				12,588,520

Internet & Direct Marketing Retail - 1.8%
Alibaba Group Holding Ltd., Senior Notes	4.200%	12/6/47	3,440,000	2,821,462
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	1,580,000	1,080,247
Amazon.com Inc., Senior Notes	4.050%	8/22/47	4,500,000	4,458,070	(b)
Amazon.com Inc., Senior Notes	4.250%	8/22/57	550,000	547,788
Amazon.com Inc., Senior Notes	2.700%	6/3/60	4,890,000	3,535,429
Amazon.com Inc., Senior Notes	4.100%	4/13/62	650,000	631,680
Prosus NV, Senior Notes	4.027%	8/3/50	1,290,000	888,312	(a)

Total Internet & Direct Marketing Retail				13,962,988

TOTAL CONSUMER DISCRETIONARY				36,364,838

CONSUMER STAPLES - 1.0%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	190,000	209,227

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	3

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Beverages - (continued)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	560,000	$538,653
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	470,000	529,794

Total Beverages				1,277,674

Food Products - 0.3%
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	140,000	138,272
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	20,000	23,239
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	50,000	57,330
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	10,000	11,551	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	10,000	9,152
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	240,000	233,008
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	620,000	618,478
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	760,000	669,293
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	360,000	337,476
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	280,000	286,079

Total Food Products				2,383,878

Tobacco - 0.5%
Altria Group Inc., Senior Notes	4.400%	2/14/26	415,000	419,916
Altria Group Inc., Senior Notes	2.450%	2/4/32	350,000	276,113
Altria Group Inc., Senior Notes	5.800%	2/14/39	910,000	862,477
Altria Group Inc., Senior Notes	5.950%	2/14/49	140,000	128,851
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,121,000	1,071,856
BAT Capital Corp., Senior Notes	4.540%	8/15/47	1,640,000	1,226,231
Reynolds American Inc., Senior Notes	6.150%	9/15/43	200,000	185,339

Total Tobacco				4,170,783

TOTAL CONSUMER STAPLES				7,832,335

ENERGY - 14.2%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	4.850%	11/15/35	880,000	885,871

Oil, Gas & Consumable Fuels - 14.1%
Apache Corp., Senior Notes	7.750%	12/15/29	190,000	208,620
Apache Corp., Senior Notes	6.000%	1/15/37	410,000	394,602
Apache Corp., Senior Notes	5.100%	9/1/40	5,940,000	5,296,609
Apache Corp., Senior Notes	5.250%	2/1/42	1,210,000	1,059,572
Apache Corp., Senior Notes	7.375%	8/15/47	100,000	105,207
Apache Corp., Senior Notes	5.350%	7/1/49	940,000	785,896
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	780,000	734,982	(a)

See Notes to Schedule of Investments.

4	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	580,000	$579,223	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	200,000	178,186	(a)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	380,000	386,726
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	240,000	233,988
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	430,000	375,779
Continental Resources Inc., Senior Notes	5.750%	1/15/31	1,000,000	987,350	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,050,000	849,061
DCP Midstream LP, Junior Subordinated Notes (7.375% to 12/15/22 then 3 mo. USD LIBOR + 5.148%)	7.375%	12/15/22	860,000	782,673	(c)(d)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	660,000	661,660	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,300,000	1,288,801	(a)
Devon Energy Corp., Senior Notes	8.250%	8/1/23	1,030,000	1,066,748
Devon Energy Corp., Senior Notes	5.850%	12/15/25	450,000	471,222
Devon Energy Corp., Senior Notes	5.250%	10/15/27	456,000	461,799
Devon Energy Corp., Senior Notes	5.875%	6/15/28	364,000	372,731
Devon Energy Corp., Senior Notes	4.500%	1/15/30	650,000	630,970
Devon Energy Corp., Senior Notes	7.875%	9/30/31	220,000	263,327
Devon Energy Corp., Senior Notes	7.950%	4/15/32	340,000	410,433
Devon Energy Corp., Senior Notes	5.000%	6/15/45	1,110,000	1,074,332
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,090,000	2,025,638
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	3,670,000	3,339,700	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	3,450,000	2,635,801	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	2,870,000	2,506,816	(c)(d)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	5

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	4,570,000	$4,124,425	(c)(d)
Energy Transfer LP, Senior Notes	6.850%	2/15/40	400,000	401,659
Energy Transfer LP, Senior Notes	6.500%	2/1/42	590,000	611,939
Energy Transfer LP, Senior Notes	6.100%	2/15/42	720,000	708,965
Energy Transfer LP, Senior Notes	5.400%	10/1/47	400,000	368,389
Energy Transfer LP, Senior Notes	6.000%	6/15/48	90,000	88,007
Energy Transfer LP, Senior Notes	6.250%	4/15/49	180,000	180,361
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	600,000	661,592
Enterprise Products Operating LLC, Senior Notes	5.950%	2/1/41	370,000	403,688
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	570,000	567,826
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	700,000	632,475
EQT Corp., Senior Notes	6.125%	2/1/25	50,000	52,126
EQT Corp., Senior Notes	3.125%	5/15/26	6,410,000	6,163,362	(a)
EQT Corp., Senior Notes	5.000%	1/15/29	90,000	89,100
EQT Corp., Senior Notes	7.000%	2/1/30	200,000	219,226
EQT Corp., Senior Notes	3.625%	5/15/31	560,000	513,360	(a)
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	540,000	544,179
Kinder Morgan Energy Partners LP, Senior Notes	6.950%	1/15/38	70,000	77,872
MEG Energy Corp., Senior Notes	5.875%	2/1/29	120,000	114,190	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	1,060,000	1,078,477
MPLX LP, Senior Notes	4.875%	6/1/25	500,000	510,614
MPLX LP, Senior Notes	4.800%	2/15/29	510,000	514,452
MPLX LP, Senior Notes	4.700%	4/15/48	1,210,000	1,062,901
MPLX LP, Senior Notes	5.500%	2/15/49	150,000	145,320
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	650,000	629,928	(a)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	1,040,000	1,092,671
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	830,000	853,892
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	860,000	811,481
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	2,270,000	2,521,107
Occidental Petroleum Corp., Senior Notes	6.125%	1/1/31	2,280,000	2,446,554
Occidental Petroleum Corp., Senior Notes	0.000%	10/10/36	11,680,000	5,977,240

See Notes to Schedule of Investments.

6	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	980,000	$1,005,017
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	2,780,000	2,337,520
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	3,620,000	3,092,094
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	1,420,000	1,570,854
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	510,000	434,111
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	1,110,000	900,690
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	2,800,000	2,288,477
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	740,000	808,946
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	1,140,000	1,170,911
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,320,000	1,176,800
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,300,000	874,321
Plains All American Pipeline LP, Junior Subordinated Notes (6.125% to 11/15/22 then 3 mo. USD LIBOR + 4.110%)	6.125%	11/15/22	800,000	615,061	(c)(d)
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	560,000	579,074
Range Resources Corp., Senior Notes	5.000%	3/15/23	897,000	901,974
Range Resources Corp., Senior Notes	8.250%	1/15/29	590,000	632,462
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,180,000	1,001,761	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	2,240,000	2,247,975	(a)
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	5,800,000	5,415,576
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	270,000	267,206
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	430,000	404,773
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	70,000	62,562
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,950,000	2,176,087
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	320,000	313,984

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	7

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	1,000,000	$990,820
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	160,000	159,011
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	730,000	705,545
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	2,130,000	1,909,151
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	720,000	632,341
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	890,000	777,261
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	6,090,000	5,461,208
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	860,000	842,370
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	1,570,000	1,852,691
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,090,000	1,399,212
Williams Cos. Inc., Senior Notes	6.300%	4/15/40	840,000	921,669
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	250,000	258,085
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	150,000	145,508

Total Oil, Gas & Consumable Fuels				110,668,938

TOTAL ENERGY				111,554,809

FINANCIALS - 8.5%
Banks - 4.8%
BAC Capital Trust XIV, Junior Subordinated Notes (3 mo. USD LIBOR + 0.400%, 4.000% floor)	4.000%	8/15/22	260,000	196,046	(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	1,630,000	1,534,629	(a)(c)(d)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	4,900,000	4,642,750	(c)(d)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	710,000	621,360	(d)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	120,000	109,094	(d)

See Notes to Schedule of Investments.

8	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	1,780,000		$1,797,609	(c)(d)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,930,000		1,915,282	(d)
BNP Paribas SA, Junior Subordinated Notes (7.000% to 8/16/28 then USD 5 year ICE Swap Rate + 3.980%)	7.000%	8/16/28	200,000		201,225	(a)(c)(d)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	600,000		602,128	(a)(d)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	230,000		232,465	(a)(d)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	7,470,000		7,359,892	(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,250,000		1,212,411	(c)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,301,000		1,769,480
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	370,000		371,096
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,870,000		1,862,660
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	200,000		188,133
Credit Agricole SA, Junior Subordinated
Notes (7.500% to 6/23/26 then GBP 5 year Swap Rate + 4.812%)	7.500%	6/23/26	1,680,000	GBP	2,077,575	(a)(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	3,250,000		3,468,010	(a)(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	860,000		869,199	(c)(d)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	2,750,000		2,688,449	(d)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	590,000		586,794
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	200,000		193,789	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	210,000		203,365	(a)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	110,000		96,610	(d)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	9

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	350,000	$308,730	(d)
JPMorgan Chase & Co., Senior Notes (3.964% to 11/15/47 then 3 mo. USD LIBOR + 1.380%)	3.964%	11/15/48	10,000	8,976	(d)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	847,000	856,502	(c)(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	560,000	582,458	(d)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	860,000	872,590

Total Banks				37,429,307

Capital Markets - 2.2%
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	4,080,000	3,376,200	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	200,000	169,500	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	300,000	265,845	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	570,000	531,126	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	3,380,000	3,598,010	(a)(c)(d)
Credit Suisse Group AG, Senior Notes	4.875%	5/15/45	530,000	471,921
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	790,000	635,753	(a)(d)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	630,000	560,886	(a)(d)

See Notes to Schedule of Investments.

10	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	8/29/22	109,000	$81,032	(c)(d)
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	4,150,000	3,503,860	(d)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	430,000	425,503	(d)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	90,000	72,643	(d)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,040,000	1,217,600
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	2,550,000	2,558,574
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	60,000	60,173	(d)

Total Capital Markets				17,528,626

Diversified Financial Services - 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	170,000	142,900
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	654,000	646,585
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	4.850%	12/21/65	740,000	557,525	(a)(d)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	640,000	640,497
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	160,000	158,588	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	400,000	395,656	(a)
Toll Road Investors Partnership II LP	0.000%	2/15/24	520,000	478,137	(a)
Toll Road Investors Partnership II LP	0.000%	2/15/38	200,000	65,321	(a)
Vanguard Group Inc.	3.050%	8/22/50	2,610,000	1,946,870	(e)(f)

Total Diversified Financial Services				5,032,079

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	11

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.8%
Highlands Holdings Bond Issuer Ltd./ Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	5,150,000	$4,953,578	(a)(g)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	1,640,000	1,637,733	(a)

Total Insurance				6,591,311

TOTAL FINANCIALS				66,581,323

HEALTH CARE - 4.7%
Health Care Providers & Services - 1.0%
Centene Corp., Senior Notes	4.250%	12/15/27	450,000	442,941
Centene Corp., Senior Notes	4.625%	12/15/29	160,000	158,066
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,720,000	1,592,358
CommonSpirit Health, Senior Secured Notes	3.817%	10/1/49	630,000	529,940
Dignity Health, Secured Notes	5.267%	11/1/64	760,000	744,214
Hackensack Meridian Health Inc., Senior Secured Notes	4.211%	7/1/48	1,060,000	1,019,449
HCA Inc., Senior Notes	5.375%	2/1/25	150,000	153,258
HCA Inc., Senior Notes	7.690%	6/15/25	420,000	451,595
HCA Inc., Senior Notes	5.625%	9/1/28	60,000	62,303
HCA Inc., Senior Notes	3.500%	9/1/30	480,000	438,794
HCA Inc., Senior Notes	7.500%	11/15/95	1,250,000	1,368,750
HCA Inc., Senior Secured Notes	4.500%	2/15/27	240,000	238,743
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	190,000	149,376
Willis-Knighton Medical Center, Secured Notes	4.813%	9/1/48	790,000	785,705

Total Health Care Providers & Services				8,135,492

Pharmaceuticals - 3.7%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	6,030,000	3,236,995	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	1,140,000	622,383	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	7,800,000	4,031,976	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	2,097,000	2,081,482
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	4,146,000	3,803,540
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,300,000	1,276,132

See Notes to Schedule of Investments.

12	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	4,944,000	$5,085,374
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,314,000	2,093,325
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	520,000	522,307
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	1,430,000	1,315,543
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	6,917,000	4,888,929

Total Pharmaceuticals				28,957,986

TOTAL HEALTH CARE				37,093,478

INDUSTRIALS - 2.9%
Aerospace & Defense - 0.8%
Boeing Co., Senior Notes	2.700%	2/1/27	360,000	332,900
Boeing Co., Senior Notes	5.150%	5/1/30	1,950,000	1,970,519
Boeing Co., Senior Notes	3.250%	2/1/35	940,000	768,943
Boeing Co., Senior Notes	3.550%	3/1/38	170,000	131,568
Boeing Co., Senior Notes	5.705%	5/1/40	970,000	967,184
Boeing Co., Senior Notes	5.805%	5/1/50	1,620,000	1,613,086
Boeing Co., Senior Notes	5.930%	5/1/60	300,000	297,699
General Dynamics Corp., Senior Notes	4.250%	4/1/40	40,000	40,254

Total Aerospace & Defense				6,122,153

Air Freight & Logistics - 0.2%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	1,510,000	1,433,882

Airlines - 1.4%
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	190,000	189,768
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	870,000	828,618
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	850,000	893,647
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,850,000	1,934,349	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	1,210,000	1,195,785	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	570,000	557,163	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	50,000	48,676	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	680,000	687,851	(a)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	13

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	522,000	$546,150	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	3,420,000	3,288,193	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,220,000	1,125,566	(a)

Total Airlines				11,295,766

Building Products - 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	50,000	42,912	(a)

Commercial Services & Supplies - 0.1%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	990,000	765,812
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	330,000	323,756	(a)

Total Commercial Services & Supplies				1,089,568

Industrial Conglomerates - 0.1%
3M Co., Senior Notes	3.700%	4/15/50	470,000	423,412

Road & Rail - 0.0%††
XPO Logistics Inc., Senior Notes	6.250%	5/1/25	36,000	36,585	(a)

Trading Companies & Distributors - 0.3%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	110,000	95,669	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	370,000	354,613
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	320,000	323,952
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	1,310,000	1,197,026

Total Trading Companies & Distributors				1,971,260

TOTAL INDUSTRIALS				22,415,538

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	120,000	104,626	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	320,000	263,936	(a)

Total Communications Equipment				368,562

Semiconductors & Semiconductor Equipment - 0.0%††
Broadcom Inc., Senior Notes	3.187%	11/15/36	24,000	19,248	(a)

TOTAL INFORMATION TECHNOLOGY				387,810

See Notes to Schedule of Investments.

14	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 0.6%
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	890,000	$679,678	(a)

Metals & Mining - 0.5%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	310,000	319,912
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	220,000	210,046	(a)
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	240,000	230,560
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	150,000	149,628	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	2,470,000	2,462,406	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	780,000	760,905

Total Metals & Mining				4,133,457

TOTAL MATERIALS				4,813,135

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	240,000	212,401	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	220,000	212,069
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.500%	3/15/31	590,000	509,229

TOTAL REAL ESTATE				933,699

UTILITIES - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV, Senior Notes	6.000%	10/7/39	1,680,000	1,687,522	(a)
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	200,000	146,328

TOTAL UTILITIES				1,833,850

TOTAL CORPORATE BONDS & NOTES (Cost - $334,035,569)				310,977,071

SOVEREIGN BONDS - 31.5%
Argentina - 0.9%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	6,867,393	1,633,127
Argentine Republic Government International Bond, Senior Notes, Step bond (3.875% to 7/9/23 then 4.250%)	3.875%	1/9/38	2,874,178	813,567

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	15

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	4,186,322		$1,312,354	(a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	700,000		493,500	(h)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	824,492		581,267	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	2,600,000		1,491,750	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 8/1/22 then 6.875% PIK)	5.000%	2/1/29	1,034,131		589,455	(a)(g)

Total Argentina					6,915,020

Australia - 0.6%
Australia Government Bond, Senior Notes	3.000%	3/21/47	4,000,000	AUD	2,592,052	(h)
Australia Government Bond, Senior Notes	1.750%	6/21/51	4,420,000	AUD	2,144,150	(h)

Total Australia					4,736,202

Brazil - 2.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	13,552,000	BRL	2,389,048
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	38,024,000	BRL	6,286,492
Brazilian Government International Bond, Senior Notes	4.250%	1/7/25	1,430,000		1,438,062
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	8,000,000		6,381,231

Total Brazil					16,494,833

China - 5.0%
China Government Bond	3.290%	5/23/29	160,000,000	CNY	24,649,015
China Government Bond	3.390%	3/16/50	32,230,000	CNY	4,843,130
China Government Bond, Senior Notes	4.000%	5/22/24	2,000,000	CNH	304,328	(h)
China Government Bond, Senior Notes	3.380%	11/21/24	11,000,000	CNH	1,663,368	(h)
China Government Bond, Senior Notes	3.390%	5/21/25	9,000,000	CNH	1,367,103	(h)
China Government Bond, Senior Notes	3.310%	11/30/25	10,500,000	CNH	1,593,881	(h)
China Government Bond, Senior Notes	3.480%	6/29/27	23,500,000	CNH	3,596,582	(h)
China Government Bond, Senior Notes	3.600%	6/27/28	2,000,000	CNH	307,407	(h)
China Government Bond, Senior Notes	4.290%	5/22/29	5,000,000	CNH	803,726	(h)

Total China					39,128,540

Dominican Republic - 0.2%
Dominican Republic International Bond, Senior Notes	5.875%	1/30/60	2,110,000		1,608,724	(a)

Egypt - 0.0%††
Egypt Government Bond	18.400%	5/30/24	3,500,000	EGP	191,078

See Notes to Schedule of Investments.

16	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Gabon - 0.3%
Gabon Government International Bond, Senior Notes	7.000%	11/24/31	3,690,000		$2,638,165	(a)

Ghana - 0.1%
Ghana Government International Bond, Senior Notes	7.875%	3/26/27	320,000		171,559	(a)
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	670,000		543,812	(a)
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	910,000		402,365	(a)

Total Ghana					1,117,736

Indonesia - 8.3%
Indonesia Treasury Bond	8.375%	9/15/26	3,507,000,000	IDR	253,286
Indonesia Treasury Bond	7.000%	5/15/27	200,138,000,000	IDR	13,668,619
Indonesia Treasury Bond	8.250%	5/15/29	258,401,000,000	IDR	18,666,892
Indonesia Treasury Bond	6.500%	2/15/31	143,819,000,000	IDR	9,381,081
Indonesia Treasury Bond	8.375%	3/15/34	260,156,000,000	IDR	18,890,141
Indonesia Treasury Bond	8.250%	5/15/36	45,190,000,000	IDR	3,264,526
Indonesia Treasury Bond	8.375%	4/15/39	6,456,000,000	IDR	471,169
Indonesia Treasury Bond	7.375%	5/15/48	576,000,000	IDR	38,331

Total Indonesia					64,634,045

Ivory Coast - 0.6%
Ivory Coast Government International Bond, Senior Notes	4.875%	1/30/32	2,150,000	EUR	1,645,375	(a)
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	382,436		338,796	(h)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,420,000		1,156,874	(h)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	2,150,000		1,751,605	(a)

Total Ivory Coast					4,892,650

Kenya - 0.2%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	1,600,000		1,162,544	(h)

Kuwait - 0.2%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	1,370,000		1,386,374	(a)

Mexico - 4.9%
Mexican Bonos, Bonds	8.000%	11/7/47	182,960,000	MXN	8,269,938
Mexican Bonos, Senior Notes	7.750%	11/13/42	690,125,400	MXN	30,491,047

Total Mexico					38,760,985

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	17

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	6.125%	9/28/28	500,000		$359,373	(h)

Poland - 3.1%
Republic of Poland Government Bond	1.750%	4/25/32	158,030,000	PLN	24,576,196

Russia - 4.6%
Russian Federal Bond - OFZ	7.750%	9/16/26	218,960,000	RUB	824,939	*(i)
Russian Federal Bond - OFZ	7.950%	10/7/26	218,960,000	RUB	824,939	*(i)
Russian Federal Bond - OFZ	8.150%	2/3/27	1,619,457,000	RUB	6,101,361	*(i)
Russian Federal Bond - OFZ	6.000%	10/6/27	226,900,000	RUB	854,854	*(i)
Russian Federal Bond - OFZ	7.050%	1/19/28	2,715,624,000	RUB	10,231,209	*(i)
Russian Federal Bond - OFZ	6.900%	5/23/29	1,267,125,000	RUB	4,773,938	*(i)
Russian Federal Bond - OFZ	7.650%	4/10/30	321,260,000	RUB	1,210,358	*(i)
Russian Federal Bond - OFZ	7.700%	3/23/33	437,180,000	RUB	1,647,091	*(i)
Russian Federal Bond - OFZ	7.250%	5/10/34	974,600,000	RUB	3,671,840	*(i)
Russian Federal Bond - OFZ	7.700%	3/16/39	1,611,280,000	RUB	6,070,554	*(i)

Total Russia					36,211,083

Supranational - 0.3%
European Bank for Reconstruction & Development, Senior Notes	5.000%	10/6/26	38,012,000,000	IDR	2,455,582

TOTAL SOVEREIGN BONDS (Cost - $375,647,751)					247,269,130

COLLATERALIZED MORTGAGE OBLIGATIONS(j) - 6.1%
AREIT Trust, 2021-CRE5 B (1 mo. USD LIBOR + 1.820%)	3.976%	11/17/38	807,000		785,674	(a)(d)
Benchmark Mortgage Trust, 2020-IG3 C	3.290%	9/15/48	1,190,000		979,189	(a)(d)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	7.487%	5/15/37	6,500,000		6,117,873	(a)(d)
BX Trust, 2021-ARIA G (1 mo. USD LIBOR + 3.142%)	5.141%	10/15/36	2,570,000		2,375,625	(a)(d)
CSMC Trust, 2015-2R 7A2	2.412%	8/27/36	6,750,544		5,347,979	(a)(d)
CSMC Trust, 2019-RIO B (1 mo. USD LIBOR + 7.000%)	8.999%	12/15/22	6,245,711		6,135,785	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (1 mo. USD LIBOR + 5.100%)	7.359%	6/25/50	693,255		721,598	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 B1 (30 Day Average SOFR + 3.000%)	4.514%	12/25/50	2,180,000		2,013,009	(a)(d)

See Notes to Schedule of Investments.

18	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ2 B (1 mo. USD LIBOR + 7.950%)	10.209%	5/25/25	1,533,390	$1,564,958	(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1B1 (1 mo. USD LIBOR + 3.600%)	5.859%	1/25/30	3,880,000	3,889,861	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	5.809%	7/25/30	5,280,000	5,375,987	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1B1 (1 mo. USD LIBOR + 3.400%)	5.659%	10/25/39	890,000	856,607	(a)(d)
GS Mortgage Securities Corp. II, 2018- SRP5 C (1 mo. USD LIBOR + 4.250%)	6.249%	9/15/31	7,722,810	2,979,850	(a)(d)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. USD LIBOR + 4.450%)	6.449%	11/15/32	1,032,000	966,782	(a)(d)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.540%)	2.799%	11/25/36	1,485,317	1,129,952	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.508%)	10.507%	6/15/35	10,570,000	7,938	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYAH F (1 mo. USD LIBOR + 2.190%)	4.189%	6/15/38	344,000	316,707	(a)(d)
MHC Trust, 2021-MHC2 E (1 mo. USD LIBOR + 1.950%)	3.949%	5/15/23	850,000	801,268	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	96,682	47,857	(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	3,547	3,496	(d)
Morgan Stanley Capital I Trust, 2021-L7 XA, IO	1.104%	10/15/54	7,268,528	485,683	(d)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	73,769	71,811
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1 mo. USD LIBOR + 5.550%)	3.291%	2/25/36	1,665,244	279,900	(d)
Sequoia Mortgage Trust, 2004-3 M1 (1 mo. USD LIBOR + 0.750%)	2.876%	5/20/34	196,998	192,117	(d)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	19

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
SFO Commercial Mortgage Trust, 2021- 555 D (1 mo. USD LIBOR + 2.400%)	4.399%	5/15/38	1,000,000	$941,542	(a)(d)
Starwood Retail Property Trust, 2014- STAR E (1 mo. USD LIBOR + 4.400%)	6.400%	11/15/27	5,070,000	51	(a)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR2 B1 (1 mo. USD LIBOR + 0.795%)	3.054%	1/25/45	3,287,437	2,764,871	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR17 A1C3 (1 mo. USD LIBOR + 0.960%)	3.219%	12/25/45	1,339,789	859,461	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $70,151,019)				48,013,431

ASSET-BACKED SECURITIES - 6.0%
Aegis Asset Backed Securities Trust, 2003-3 M2 (1 mo. USD LIBOR + 2.475%)	4.734%	1/25/34	206,670	193,362	(d)
AGL CLO Ltd., 2020-6A ER (3 mo. USD LIBOR + 6.500%)	9.210%	7/20/34	2,680,000	2,401,008	(a)(d)
Bain Capital Credit CLO Ltd., 2021-4A E (3 mo. USD LIBOR + 6.500%)	9.210%	10/20/34	1,900,000	1,693,029	(a)(d)
Bayview Financial Mortgage Pass- Through Trust, 2006-C 2A3 (1 mo. USD LIBOR + 0.435%)	2.781%	11/28/36	1,741,725	1,606,413	(d)
BlueMountain CLO Ltd., 2020-29A ER (3 mo. USD LIBOR + 6.860%)	9.643%	7/25/34	4,390,000	3,906,999	(a)(d)
Conseco Finance Corp., 1996-4 M1	7.750%	6/15/27	1,276,771	1,268,021	(d)
Dryden CLO Ltd., 2021-95A SUB	0.000%	8/20/34	3,900,000	2,992,780	(a)(d)
Elmwood CLO Ltd., 2019-2A SUB	0.000%	4/20/34	6,600,000	4,804,439	(a)(d)
Goldentree Loan Management US CLO Ltd., 2020-8A FR (3 mo. USD LIBOR + 8.050%)	10.760%	10/20/34	2,300,000	1,859,451	(a)(d)
Hayfin US Ltd., 2021-14A E (3 mo. USD LIBOR + 7.180%)	9.890%	7/20/34	5,110,000	4,641,786	(a)(d)
KeyCorp Student Loan Trust, 2005-A 2C (3 mo. USD LIBOR + 1.300%)	3.497%	12/27/38	3,288,326	3,065,741	(d)
Madison Park Funding Ltd., 2017-26A DR (3 mo. USD LIBOR + 3.000%)	5.806%	7/29/30	5,025,000	4,641,482	(a)(d)
Navient Private Education Loan Trust, 2020-A B	3.160%	11/15/68	2,890,000	2,549,759	(a)
Popular ABS Mortgage Pass-Through Trust, 2005-2 M2	6.217%	4/25/35	4,303,462	3,286,291
RAMP Trust, 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	2.609%	8/25/36	1,237,515	1,196,224	(d)

See Notes to Schedule of Investments.

20	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
RR 18 Ltd., 2021-18A D (3 mo. USD LIBOR + 6.250%)	8.762%	10/15/34	3,910,000	$3,458,235	(a)(d)
SMB Private Education Loan Trust, 2021-A D2	3.860%	1/15/53	3,340,000	3,120,306	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $51,696,707)				46,685,326

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.7%
U.S. Government Obligations - 2.7%
U.S. Treasury Bonds	1.125%	8/15/40	160,000	113,656
U.S. Treasury Bonds	3.000%	5/15/45	9,250,000	8,768,711	(k)
U.S. Treasury Notes	2.625%	7/31/29	12,480,000	12,420,525	(l)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $23,133,289)				21,302,892

SENIOR LOANS - 1.7%
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.1%
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	4.122%	3/1/27	843,320	813,407	(d)(m)(n)

Media - 0.5%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	4.130%	4/30/25	1,357,102	1,336,630	(d)(m)(n)
Numericable U.S. LLC, USD Term Loan B12 (3 mo. USD LIBOR + 3.688%)	6.200%	1/31/26	805,747	762,688	(d)(m)(n)
Univision Communications Inc., 2021 Replacement Term Loan (1 mo. USD LIBOR + 3.250%)	5.622%	3/15/26	1,358,670	1,329,235	(d)(m)(n)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	4.499%	1/31/28	360,000	351,824	(d)(m)(n)

Total Media				3,780,377

TOTAL COMMUNICATION SERVICES				4,593,784

CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.750%)	4.463%	9/23/26	847,471	825,636	(d)(m)(n)

Hotels, Restaurants & Leisure - 0.4%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	4.122%	11/19/26	1,001,072	972,917	(d)(m)(n)
Alterra Mountain Co., 2028 Term Loan B (1 mo. USD LIBOR + 3.500%)	5.872%	8/17/28	281,267	272,359	(d)(m)(n)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	21

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	5.122%	12/23/24	1,165,345	$1,142,236	(d)(m)(n)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.964%	6/22/26	399,506	394,063	(d)(m)(n)

Total Hotels, Restaurants & Leisure				2,781,575

TOTAL CONSUMER DISCRETIONARY				3,607,211

FINANCIALS - 0.2%
Capital Markets - 0.0%††
Edelman Financial Engines Center LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 3.500%)	5.872%	4/7/28	309,957	295,278	(d)(m)(n)

Diversified Financial Services - 0.1%
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	5.122%	1/26/28	329,052	323,226	(d)(m)(n)

Insurance - 0.1%
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	5.372%	11/3/24	551,335	533,874	(d)(m)(n)

TOTAL FINANCIALS				1,152,378

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	6.122%	11/16/25	671,578	636,081	(d)(m)(n)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	5.622%	3/5/26	271,635	261,746	(d)(m)(n)

Total Health Care Providers & Services				897,827

Health Care Technology - 0.1%
Change Healthcare Holdings LLC, Closing Date Term Loan (1 mo. USD LIBOR + 2.500%)	4.872%	3/1/24	934,652	925,306	(d)(m)(n)

TOTAL HEALTH CARE				1,823,133

INDUSTRIALS - 0.2%
Building Products - 0.2%
Hunter Douglas Holding BV, Term Loan B1 (3 mo. Term SOFR + 3.500%)	4.842%	2/26/29	1,900,000	1,702,400	(d)(m)(n)

See Notes to Schedule of Investments.

22	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 0.0%††
Containers & Packaging - 0.0%††
Berry Global Inc., Term Loan Z (3 mo. USD LIBOR + 1.750%)	4.178%	7/1/26	71,961	$70,882	(d)(m)(n)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	4.122%	2/4/27	130,764	128,076	(d)(m)(n)

TOTAL MATERIALS				198,958

TOTAL SENIOR LOANS (Cost - $13,592,109)				13,077,864

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 1.5%
EXCHANGE-TRADED PURCHASED OPTIONS - 1.5%
90-Day Eurodollar Futures, Call @ $97.13	12/18/23	4,430	11,075,000	7,364,875
Euro-Bund Futures, Put @ 156.00EUR	8/26/22	61	6,100,000	76,061
Euro-Bund Futures, Put @ 157.00EUR	8/26/22	242	24,200,000	395,738
U.S. Treasury 5-Year Notes Futures, Call @ $113.25	8/26/22	151	151,000	140,383
U.S. Treasury 5-Year Notes Futures, Call @ $113.50	8/26/22	540	540,000	421,875
U.S. Treasury 5-Year Notes Futures, Call @ $113.75	8/26/22	28	28,000	18,156
U.S. Treasury 10-Year Notes Futures, Call @ $121.00	8/5/22	239	239,000	153,109
U.S. Treasury 10-Year Notes Futures, Call @ $118.00	8/26/22	142	142,000	465,937
U.S. Treasury 10-Year Notes Futures, Call @ $118.50	8/26/22	186	186,000	528,937
U.S. Treasury 10-Year Notes Futures, Call @ $119.75	8/26/22	180	180,000	331,875
U.S. Treasury 10-Year Notes Futures, Call @ $120.50	8/26/22	35	35,000	47,031
U.S. Treasury 10-Year Notes Futures, Call @ $120.75	8/26/22	239	239,000	287,547
U.S. Treasury 10-Year Notes Futures, Put @ $118.50	8/26/22	28	28,000	5,687
U.S. Treasury 10-Year Notes Futures, Put @ $119.75	8/26/22	120	120,000	54,375
U.S. Treasury Long-Term Bonds Futures, Call @ $140.00	8/26/22	126	126,000	582,750
U.S. Treasury Long-Term Bonds Futures, Call @ $142.00	8/26/22	29	29,000	92,438

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	23

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury Long-Term Bonds Futures, Call @ $143.00		8/26/22	157	157,000	$404,766
U.S. Treasury Long-Term Bonds Futures, Call @ $143.50		8/26/22	60	60,000	137,813
U.S. Treasury Long-Term Bonds Futures, Call @ $144.00		8/26/22	4	4,000	8,125

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $9,638,592)					11,517,478

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%††
Credit default swaption to sell protection on Markit CDX.NA.IG.38 Index, Call @ 90.00bps	BNP Paribas SA	8/17/22	20,990,000	20,990,000	92,955
U.S. Dollar/Japanese Yen, Put @ 113.00JPY	Morgan Stanley & Co. Inc.	9/21/22	22,554,790	22,554,790	5,488
U.S. Dollar/Japanese Yen, Put @ 131.55JPY	Goldman Sachs Group Inc.	10/5/22	4,927,253	4,927,253	76,231
U.S. Dollar/Japanese Yen, Put @ 131.39JPY	Citibank N.A.	10/6/22	1,461,316	1,461,316	22,281
U.S. Dollar/Japanese Yen, Put @ 131.50JPY	Goldman Sachs Group Inc.	10/6/22	1,632,900	1,632,900	25,435

TOTAL OTC PURCHASED OPTIONS (Cost - $338,595)					222,390

TOTAL PURCHASED OPTIONS (Cost - $9,977,187)					11,739,868

		RATE	MATURITY DATE	FACE AMOUNT†
MUNICIPAL BONDS - 0.5%
California - 0.0%††
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A		7.000%	10/1/39	360,000	416,892	(a)
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series N		3.706%	5/15/2120	205,000	157,415

Total California					574,307

Illinois - 0.4%
State of Illinois, GO		5.100%	6/1/33	2,925,000	2,986,762

See Notes to Schedule of Investments.

24	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Michigan - 0.1%
Detroit, MI, GO, Financial Recovery, Series B-1, Step bond (4.000% to 4/1/34 then 6.000%)	4.000%	4/1/44	820,000		$669,300

TOTAL MUNICIPAL BONDS (Cost - $4,106,121)					4,230,369

CONVERTIBLE BONDS & NOTES - 0.4%
COMMUNICATION SERVICES - 0.4%
Media - 0.4%
DISH Network Corp., Senior Notes (Cost - $2,681,937)	2.375%	3/15/24	3,050,000		2,725,937

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.1%
Brazil - 0.1%
Brazil Notas do Tesouro Nacional Serie B, Notes (Cost - $1,045,694)	6.000%	5/15/23	5,665,996	BRL	1,075,732

			SHARES
COMMON STOCKS - 0.1%
ENERGY - 0.0%††
Oil, Gas & Consumable Fuels - 0.0%††
Berry Corp.			40,182		343,154

FINANCIALS - 0.1%
Capital Markets - 0.1%
EG Acquisition Corp., Class A Shares			55,833		545,489	*

TOTAL COMMON STOCKS (Cost - $972,723)					888,643

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $67,285)		5/28/28	70,273		11,243	*

TOTAL INVESTMENTS - 90.3% (Cost - $887,107,391)					707,997,506

Other Assets in Excess of Liabilities - 9.7%					75,865,366

TOTAL NET ASSETS - 100.0%					$783,862,872

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	25

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(h)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(i)	The coupon payment on this security is currently in default as of July 31, 2022.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	All or a portion of this security is held at the broker as collateral for OTC derivatives.

(l)	Securities traded on a when-issued or delayed delivery basis.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

See Notes to Schedule of Investments.

26	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar
bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
PLN	— Polish Zloty
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At July 31, 2022, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
90-Day Eurodollar Futures, Call	12/19/22	$96.50		3,622	9,055,000	$(2,060,013)
90-Day Eurodollar Futures, Call	12/19/22	97.00		1,600	4,000,000	(380,000)
90-Day Eurodollar Futures, Call	12/19/22	97.50		972	2,430,000	(97,200)
90-Day Eurodollar Futures, Call	12/19/22	98.50		772	1,930,000	(19,300)
90-Day Eurodollar Futures, Call	12/19/22	99.00		325	812,500	(6,094)
90-Day Eurodollar Futures, Call	12/18/23	97.00		1,301	3,252,500	(2,382,456)
90-Day Eurodollar Futures, Call	12/18/23	97.88		2,195	5,487,500	(1,934,344)
90-Day Eurodollar Futures, Call	12/18/23	98.00		6,665	16,662,500	(5,207,031)
Australian Dollar Futures, Call	8/5/22	69.00		39	39,000	(44,850)
Australian Dollar Futures, Call	8/5/22	70.00		31	31,000	(14,260)
Euro Futures, Call	8/5/22	1.02		64	8,000,000	(69,600)
Euro-Bund Futures, Call	8/26/22	152.50	EUR	256	25,600,000	(1,465,211)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	27

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

EXCHANGE-TRADED WRITTEN OPTIONS - (continued)

SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
Euro-Bund Futures, Call	8/26/22	154.00	EUR	64	6,400,000	$(283,885)
Euro-Bund Futures, Call	8/26/22	156.50	EUR	92	9,200,000	(238,833)
Euro-Bund Futures, Put	8/26/22	150.00	EUR	125	12,500,000	(30,662)
Euro-Bund Futures, Put	8/26/22	151.00	EUR	492	49,200,000	(155,883)
Euro-Bund Futures, Put	8/26/22	152.00	EUR	123	12,300,000	(50,285)
Euro-Bund Futures, Put	8/26/22	152.50	EUR	412	41,200,000	(193,699)
Euro-Bund Futures, Put	8/26/22	154.00	EUR	203	20,300,000	(145,233)
Euro-Bund Futures, Put	8/26/22	155.00	EUR	244	24,400,000	(229,430)
Japanese Yen Futures, Call	8/5/22	$73.00		31	38,750	(88,737)
Japanese Yen Futures, Call	8/5/22	73.50		31	38,750	(70,525)
Japanese Yen Futures, Call	8/5/22	74.00		62	77,500	(108,500)
U.S. Treasury 5-Year Notes Futures, Call	8/26/22	112.50		1,593	1,593,000	(2,327,274)
U.S. Treasury 5-Year Notes Futures, Call	8/26/22	112.75		306	306,000	(389,672)
U.S. Treasury 5-Year Notes Futures, Call	8/26/22	113.00		1,021	1,021,000	(1,116,719)
U.S. Treasury 5-Year Notes Futures, Call	8/26/22	114.00		1,515	1,515,000	(804,844)
U.S. Treasury 5-Year Notes Futures, Call	8/26/22	114.50		304	304,000	(104,500)
U.S. Treasury 5-Year Notes Futures, Put	8/26/22	111.50		61	61,000	(5,242)
U.S. Treasury 5-Year Notes Futures, Put	8/26/22	111.75		1,224	1,224,000	(133,875)
U.S. Treasury 5-Year Notes Futures, Put	8/26/22	112.25		456	456,000	(81,938)
U.S. Treasury 5-Year Notes Futures, Put	8/26/22	112.50		326	326,000	(76,406)
U.S. Treasury 5-Year Notes Futures, Put	8/26/22	112.75		364	364,000	(108,062)
U.S. Treasury 5-Year Notes Futures, Put	8/26/22	113.50		121	121,000	(67,117)
U.S. Treasury 10-Year Notes Futures, Call	8/26/22	119.00		591	591,000	(1,431,328)
U.S. Treasury 10-Year Notes Futures, Call	8/26/22	119.50		3,725	3,725,000	(7,566,406)
U.S. Treasury 10-Year Notes Futures, Call	8/26/22	120.00		2,999	2,999,000	(5,013,953)
U.S. Treasury 10-Year Notes Futures, Call	8/26/22	121.00		639	639,000	(678,938)
U.S. Treasury 10-Year Notes Futures, Call	8/26/22	121.50		817	817,000	(676,578)
U.S. Treasury 10-Year Notes Futures, Call	8/26/22	122.00		1,729	1,729,000	(1,080,625)
U.S. Treasury 10-Year Notes Futures, Call	8/26/22	123.00		121	121,000	(41,594)
U.S. Treasury 10-Year Notes Futures, Put	8/26/22	117.00		611	611,000	(38,188)
U.S. Treasury 10-Year Notes Futures, Put	8/26/22	118.00		764	764,000	(107,437)
U.S. Treasury 10-Year Notes Futures, Put	8/26/22	119.00		970	970,000	(272,812)
U.S. Treasury 10-Year Notes Futures, Put	8/26/22	119.50		672	672,000	(262,500)
U.S. Treasury 10-Year Notes Futures, Put	8/26/22	120.00		350	350,000	(185,937)
U.S. Treasury Long-Term Bonds Futures, Call	8/26/22	141.00		253	253,000	(980,375)
U.S. Treasury Long-Term Bonds Futures, Call	8/26/22	145.00		46	46,000	(73,313)

See Notes to Schedule of Investments.

28	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

EXCHANGE-TRADED WRITTEN OPTIONS - (continued)

SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†		VALUE
U.S. Treasury Long-Term Bonds Futures, Put		8/26/22	$138.00		192	192,000		$(60,000)
U.S. Treasury Long-Term Bonds Futures, Put		8/26/22	140.00		122	122,000		(76,250)
U.S. Treasury Long-Term Bonds Futures, Put		8/26/22	140.50		184	184,000		(138,000)
U.S. Treasury Long-Term Bonds Futures, Put		8/26/22	141.00		122	122,000		(106,750)
U.S. Treasury Long-Term Bonds Futures, Put		8/26/22	142.00		182	182,000		(216,125)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $31,587,423)								$(39,498,789)

OTC WRITTEN OPTIONS

	COUNTERPARTY
Credit default swaption to sell protection on Markit CDX.NA.IG.38 Index, Put	BNP Paribas SA	8/17/22	115.00	bps	20,990,000	20,990,000	‡	$(2,749)
U.S. Dollar/Australian Dollar, Call	Goldman Sachs Group Inc.	8/10/22	$0.68		11,520,000	11,520,000		(19,526)
U.S. Dollar/Australian Dollar, Put	Citibank N.A.	11/1/22	0.73		8,685,329	8,685,329		(68,571)
U.S. Dollar/Euro, Call	Morgan Stanley & Co. Inc.	10/13/22	1.01		8,378,187	8,378,187		(103,664)
U.S. Dollar/Japanese Yen, Call	Morgan Stanley & Co. Inc.	8/4/22	131.00	JPY	10,420,000	10,420,000		(199,279)
U.S. Dollar/Mexican Peso, Put	Goldman Sachs Group Inc.	8/1/22	20.23	MXN	5,740,000	5,740,000		(8,610)
U.S. Dollar/Mexican Peso, Put	Morgan Stanley & Co. Inc.	8/4/22	19.82	MXN	4,830,000	4,830,000		(779)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $970,496)								$(403,178)

TOTAL WRITTEN OPTIONS (Premiums received - $32,557,919)								$(39,901,967)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	29

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)
EUR	— Euro
JPY	— Japanese Yen
MXN	— Mexican Peso

At July 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month EURIBOR	1,590	12/22	$403,442,544	$401,795,921	$(1,646,623)
3-Month SOFR	187	6/23	45,131,530	45,363,862	232,332
90-Day Eurodollar	3,843	12/22	924,720,908	925,730,663	1,009,755
90-Day Eurodollar	502	6/23	121,542,328	121,408,700	(133,628)
90-Day Eurodollar	1,403	9/23	347,441,371	340,052,125	(7,389,246)
90-Day Eurodollar	4,492	12/23	1,097,780,264	1,090,433,000	(7,347,264)
Australian 10-Year Bonds	254	9/22	20,915,734	22,177,986	1,262,252
Australian Dollar	797	9/22	55,768,287	55,790,000	21,713
British Pound	357	9/22	27,386,671	27,194,475	(192,196)
Canadian Dollar	135	9/22	10,432,001	10,535,400	103,399
Japanese Yen	630	9/22	59,267,849	59,271,188	3,339
Mexican Peso	1,902	9/22	46,729,465	46,285,170	(444,295)
U.S. Treasury 5-Year Notes	3,566	9/22	402,922,960	405,548,913	2,625,953
U.S. Treasury Long- Term Bonds	7,859	9/22	1,092,636,897	1,131,696,000	39,059,103
U.S. Treasury Ultra Long-Term Bonds	848	9/22	130,283,636	134,249,000	3,965,364

					31,129,958

Contracts to Sell:
Euro	505	9/22	67,457,319	64,731,532	2,725,787
Euro-Bobl	186	9/22	23,181,910	24,308,253	(1,126,343)
Euro-Bund	1,855	9/22	288,710,356	298,870,109	(10,159,753)
Japanese 10-Year Bonds	53	9/22	59,326,266	59,820,247	(493,981)
U.S. Treasury 2-Year Notes	6	9/22	1,256,615	1,262,766	(6,151)
U.S. Treasury 10-Year Notes	8,829	9/22	1,050,637,527	1,069,550,622	(18,913,095)
U.S. Treasury Ultra 10-Year Notes	1,836	9/22	235,784,021	240,975,000	(5,190,979)

					(33,164,515)

Net unrealized depreciation on open futures contracts					$(2,034,557)

See Notes to Schedule of Investments.

30	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

Abbreviation(s) used in this table:

EURIBOR	— Euro Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate

At July 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,996,000	USD	586,301	Morgan Stanley & Co. Inc.	8/2/22	$(7,950)
USD	577,442	BRL	2,996,000	Morgan Stanley & Co. Inc.	8/2/22	(909)
USD	4,760,000	JPY	620,823,000	Morgan Stanley & Co. Inc.	8/8/22	101,088
USD	3,472,142	PLN	15,000,000	Citibank N.A.	8/18/22	248,874
USD	2,616,352	JPY	313,630,000	Morgan Stanley & Co. Inc.	9/26/22	253,619
USD	1,511,024	JPY	203,867,392	Goldman Sachs Group Inc.	10/7/22	(26,302)
USD	428,653	JPY	57,800,386	Citibank N.A.	10/11/22	(7,367)
USD	489,870	JPY	66,058,970	Goldman Sachs Group Inc.	10/11/22	(8,448)
EUR	15,733,859	USD	15,949,871	BNP Paribas SA	10/18/22	223,684
JPY	1,467,525,000	USD	10,821,035	BNP Paribas SA	10/18/22	256,266
USD	5,272,904	EUR	5,200,000	BNP Paribas SA	10/18/22	(72,414)
USD	879,218	JPY	120,000,000	BNP Paribas SA	10/18/22	(26,577)
USD	52,890,325	JPY	7,155,412,075	BNP Paribas SA	10/18/22	(1,120,784)
AUD	600,000	USD	409,176	Citibank N.A.	10/18/22	10,533
AUD	2,800,000	USD	1,901,144	Citibank N.A.	10/18/22	57,500
AUD	6,460,529	USD	4,426,037	Citibank N.A.	10/18/22	93,204
CAD	2,210,000	USD	1,702,259	Citibank N.A.	10/18/22	23,084
CAD	5,000,000	USD	3,889,879	Citibank N.A.	10/18/22	13,612
CAD	7,210,000	USD	5,553,523	Citibank N.A.	10/18/22	75,312
CAD	17,806,875	USD	13,758,132	Citibank N.A.	10/18/22	143,665
CNH	6,157,984	USD	915,972	Citibank N.A.	10/18/22	(2,444)
USD	20,289,552	CNH	135,800,000	Citibank N.A.	10/18/22	143,809
USD	577,019	CNY	3,890,668	Citibank N.A.	10/18/22	(1,831)
USD	4,173,991	CNY	28,020,000	Citibank N.A.	10/18/22	5,201
USD	16,171,521	CNY	108,388,001	Citibank N.A.	10/18/22	45,653

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	31

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	20,872,933	CNY	140,120,000	Citibank N.A.	10/18/22	$26,008
USD	3,764,588	EUR	3,680,000	Citibank N.A.	10/18/22	(18,252)
USD	5,338,807	EUR	5,220,000	Citibank N.A.	10/18/22	(27,070)
USD	8,108,165	EUR	7,900,000	Citibank N.A.	10/18/22	(12,607)
USD	33,990,156	IDR	513,557,260,000	Citibank N.A.	10/18/22	(556,960)
BRL	76,818,329	USD	13,700,922	Goldman Sachs Group Inc.	10/18/22	820,941
MXN	26,162,855	USD	1,238,953	Goldman Sachs Group Inc.	10/18/22	25,128
USD	935,884	BRL	5,192,287	Goldman Sachs Group Inc.	10/18/22	(45,674)
USD	183,119	COP	851,504,015	Goldman Sachs Group Inc.	10/18/22	(12,634)
USD	7,864,582	COP	34,752,803,462	Goldman Sachs Group Inc.	10/18/22	(124,765)
USD	6,242,046	GBP	5,178,059	Goldman Sachs Group Inc.	10/18/22	(75,885)
CNH	93,282,314	USD	13,854,495	JPMorgan Chase & Co.	10/18/22	(16,192)
USD	10,350,654	CNH	69,220,000	JPMorgan Chase & Co.	10/18/22	81,963
USD	16,295,225	CNH	109,253,925	JPMorgan Chase & Co.	10/18/22	87,556
USD	4	INR	355	JPMorgan Chase & Co.	10/18/22	0 [1]
USD	9,379,356	TWD	278,069,775	JPMorgan Chase & Co.	10/18/22	58,780
COP	2,509,760,000	USD	559,584	Morgan Stanley & Co. Inc.	10/18/22	17,387
COP	19,539,837,875	USD	4,414,785	Morgan Stanley & Co. Inc.	10/18/22	77,243
MXN	45,000,000	USD	2,157,342	Morgan Stanley & Co. Inc.	10/18/22	16,872
MXN	261,046,000	USD	12,644,515	Morgan Stanley & Co. Inc.	10/18/22	(31,850)
NOK	11,922,771	USD	1,182,510	Morgan Stanley & Co. Inc.	10/18/22	53,014
PLN	2,455,942	USD	520,823	Morgan Stanley & Co. Inc.	10/18/22	1,630
TWD	5,736,724	USD	193,481	Morgan Stanley & Co. Inc.	10/18/22	(1,193)
USD	50,144	IDR	758,423,630	Morgan Stanley & Co. Inc.	10/18/22	(876)
USD	27,383,149	IDR	411,349,670,563	Morgan Stanley & Co. Inc.	10/18/22	(288,438)
USD	16,922,236	MXN	354,030,090	Morgan Stanley & Co. Inc.	10/18/22	(183,036)
USD	26,385,772	MXN	552,650,000	Morgan Stanley & Co. Inc.	10/18/22	(315,993)
USD	18,058	NOK	185,025	Morgan Stanley & Co. Inc.	10/18/22	(1,116)
USD	549,438	PLN	2,686,539	Morgan Stanley & Co. Inc.	10/18/22	(22,071)
ZAR	132,305,252	USD	7,950,037	Morgan Stanley & Co. Inc.	10/18/22	(58,654)

Total						$(106,666)

[1]	Value is less than $1.

See Notes to Schedule of Investments.

32	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
PLN	— Polish Zloty
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

At July 31, 2022, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Bank of America N.A.	212,279,000	BRL	1/4/27	BRL-CDI**	11.993%**	—	$(551,157)
JPMorgan Chase & Co.	1,637,458,000	RUB	10/27/24	RUB-MOSPRIME quarterly	8.985% annually	—	(935,979)

Total						—	$(1,487,136)

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
34,480,000	11/18/23	3.970%**	CPURNSA**	$(157,317)	$1,300,511
301,793,000	6/4/24	3-Month LIBOR quarterly	0.820% semi- annually	—	(6,448,185)
958,061,000	3/1/25	3-Month LIBOR quarterly	1.410% semi- annually	(371,580)	(10,558,074)
339,656,000	6/21/25	3-Month LIBOR quarterly	1.515% semi- annually	30,125	(3,172,112)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	33

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
170,428,000		10/13/25	Daily SOFR Compound annually	1.396% annually	—	$(1,256,208)
30,650,000		5/12/26	CPURNSA**	2.790%**	$(160,933)	(2,414,678)
18,030,000	GBP	10/15/26	UKRPI**	4.500%**	(693,694)	(1,069,966)
9,220,000		10/20/26	2.950%**	CPURNSA**	268,929	203,031
34,480,000		11/18/26	CPURNSA**	3.370%**	377,875	(1,378,762)
47,420,000		11/20/26	1.520% annually	Daily SOFR Compound annually	(81,815)	1,025,105
27,266,000		3/4/27	Daily SOFR Compound annually	1.550% annually	(38,839)	(1,046,715)
718,009,000	MXN	4/21/27	28-Day MXN TIIE - Banxico every 28 days	8.930% every 28 days	(1,641)	1,044,195
282,223,000		5/15/27	0.710% annually	Daily SOFR Compound annually	2,167,968	19,957,987
10,416,000		2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	(47,499)	769,425
66,299,000		8/15/28	1.130% annually	Daily SOFR Compound annually	(9,151)	4,774,327
64,307,000		8/15/28	1.220% annually	Daily SOFR Compound annually	(153,784)	4,450,996
18,636,000		2/15/29	2.850% annually	Daily SOFR Compound annually	74,125	(585,439)
78,592,000		6/24/30	0.689% semi-annually	3-Month LIBOR quarterly	—	11,178,401
148,530,000		7/8/30	0.680% semi-annually	3-Month LIBOR quarterly	—	21,335,391
9,220,000		10/20/31	CPURNSA**	2.770%**	(260,924)	(235,702)
31,150,000		10/20/31	1.733% annually	Daily SOFR Compound annually	123,087	717,162
12,579,000		3/18/32	2.000% annually	Daily SOFR Compound annually	101,962	363,746

See Notes to Schedule of Investments.

34	Western Asset Macro Opportunities Fund 2022 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)

	41,100,000	7/20/45	0.560% annually	Daily SOFR annually	$253,132	$13,859,624
	12,970,000	8/19/45	0.740% annually	Daily SOFR annually	—	4,031,445
	7,341,000	8/15/47	1.650% annually	Daily SOFR Compound annually	738,023	420,972
	23,407,000	2/15/48	2.620% annually	Daily SOFR Compound annually	(479,630)	(73,516)
	4,990,000	10/7/51	CPURNSA**	2.500%**	(1)	(305,208)
	10,840,000	4/21/52	2.500% annually	Daily SOFR Compound annually	22,058	(168,641)

Total					$1,700,476	$56,719,112

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2022[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Teva
Pharmaceutical
Finance Co. BV, 2.950%, due 12/18/22	$3,270,000	6/20/26	3.153%	1.000% quarterly	$(238,183)	$(250,676)	$12,493

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.38 Index	$20,845,440	6/20/27	5.000% quarterly	$240,181	$(450,254)	$690,435
Markit CDX.NA.IG.38 Index	263,226,000	6/20/27	1.000% quarterly	2,324,549	2,055,163	269,386

Total	$284,071,440			$2,564,730	$1,604,909	$959,821

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2022 Quarterly Report	35

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
CPURNSA	— U.S. CPI Urban Consumers NSA Index
GBP	— British Pound
LIBOR	— London Interbank Offered Rate
MOSPRIME	— Moscow Prime Offered Rate
MXN	— Mexican Peso
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)
UKRPI	— United Kingdom Retail Price Index

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

36	Western Asset Macro Opportunities Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Macro Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$64,634,453	$1,946,870	$66,581,323
Other Corporate Bonds & Notes	—	244,395,748	—	244,395,748
Sovereign Bonds	—	247,269,130	—	247,269,130
Collateralized Mortgage Obligations	—	48,013,431	—	48,013,431
Asset-Backed Securities	—	46,685,326	—	46,685,326
U.S. Government & Agency Obligations	—	21,302,892	—	21,302,892
Senior Loans	—	13,077,864	—	13,077,864
Purchased Options:
Exchange-Traded Purchased Options	$11,517,478	—	—	11,517,478
OTC Purchased Options	—	222,390	—	222,390
Municipal Bonds	—	4,230,369	—	4,230,369
Convertible Bonds & Notes	—	2,725,937	—	2,725,937
Non-U.S. Treasury Inflation Protected Securities	—	1,075,732	—	1,075,732
Common Stocks	888,643	—	—	888,643
Warrants	11,243	—	—	11,243

Total Investments	$12,417,364	$693,633,272	$1,946,870	$707,997,506

Other Financial Instruments:
Futures Contracts††	$51,008,997	—	—	$51,008,997
Forward Foreign Currency Contracts††	—	$2,961,626	—	2,961,626
Centrally Cleared Interest Rate Swaps††	—	85,432,318	—	85,432,318
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	12,493	—	12,493
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	959,821	—	959,821

Total Other Financial Instruments	$51,008,997	$89,366,258	—	$140,375,255

Total	$63,426,361	$782,999,530	$1,946,870	$848,372,761

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Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$39,498,789	—	—	$39,498,789
OTC Written Options	—	$403,178	—	403,178
Futures Contracts††	53,043,554	—	—	53,043,554
Forward Foreign Currency Contracts††	—	3,068,292	—	3,068,292
OTC Interest Rate Swaps	—	1,487,136	—	1,487,136
Centrally Cleared Interest Rate Swaps††	—	28,713,206	—	28,713,206

Total	$92,542,343	$33,671,812	—	$126,214,155

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2022. The following transactions were effected in such company for the period ended July 31, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$7,773,557	$555,928,638	555,928,638	$563,702,195	563,702,195

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$21,280	—	—

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